Leases (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Jan. 31, 2024 CNY (¥)	Jan. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2024 USD ($)
Lease Liabilities [Line Items]
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]			Lease liability			Lease liability
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]			operating lease			operating lease
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]			current portion			current portion
Lease period	5 years
Operating lease income			¥ 3,100	¥ 3,100	¥ 2,900
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]			Total Finance lease liability			Total Finance lease liability
Financing proceeds total	¥ 6,500	$ 900
Sold lease equipment	¥ 6,500	$ 900
Right of use assets lease			¥ 9,781	13,030		$ 1,379
Interest rate	10.70%	10.70%
Inception lease	¥ 6,450
Amortization			40
Lease liability			¥ 10,875
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]			current portion			current portion
Lease liability current			¥ 3,938
Interest expenses total			100
Sale and leaseback deferred loss			800
Chailease International Financial Leasing Corp. [Member]
Lease Liabilities [Line Items]
Right of use assets lease	¥ 6,500
UTime Guangxi [Member]
Lease Liabilities [Line Items]
Lease liability			3,100
Lease liability current			2,900
Corresponding equipment [Member]
Lease Liabilities [Line Items]
Depreciation charges			2,600	¥ 2,900	¥ 2,700
Leased Equipment [Member]
Lease Liabilities [Line Items]
Amortization			¥ 6,460
Minimum [Member]
Lease Liabilities [Line Items]
Lease period			1 year			1 year
Maximum [Member]
Lease Liabilities [Line Items]
Lease period			3 years			3 years